WARRANTS (Tables)	3 Months Ended
Mar. 31, 2021
WARRANTS
Schedule of outstanding warrant activity
	Warrants – Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable – Common Share Equivalents	Weighted Average Exercise price

Outstanding December 31, 2020	390,000	$0.63	390,000	$0.63
Additions	350,305	1.61	350,305	1.61
		-
Expired	-	-	-
	-	-	-	-
Outstanding March 31, 2021	740,305	$1.25	740,305	1.250